Income taxes - Domestic and Foreign Components of Loss Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (11,214)	$ (27,205)	$ (7,784)
Foreign	(40,315)	(4,340)	(2,235)
Total net loss before income taxes	$ (51,529)	$ (31,545)	$ (10,019)